Employee Benefit Plans - Summary of Activity in Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 87	$ 127	$ 88
Ending Balance	123	87	127
Defined benefit pension plan
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	(87)	(127)	(88)
Unrecognized (loss) gain arising during the period	(38)	31	(40)
Amortization of deferred (gains)/losses to net periodic benefit expense	2	2	1
Ending Balance	(123)	(87)	(127)
U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
U.K. plan curtailment gain	$ 0	$ 7	$ 0